Class I-2 Prospectus | Alger Balanced Portfolio
Alger Balanced Portfolio
Investment Objective
Alger Balanced Portfolio seeks current income and long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I-2 Prospectus Alger Balanced Portfolio Alger Balanced Portfolio Class I-2 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I-2 Prospectus Alger Balanced Portfolio Alger Balanced Portfolio Class I-2
Advisory Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.96%

Example

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class I-2 Prospectus | Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2 | USD ($)	98	306	531	1,178

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class I-2 Prospectus | Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2 | USD ($)	98	306	531	1,178

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 3.58% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Portfolio focuses on stocks of companies that Fred Alger Management, Inc. believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The Portfolio also may invest up to 10% of its net assets in lower-rated securities ("high yield" or "junk" bonds), rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Portfolio's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities.

The Portfolio can invest in foreign securities.

Principal Risks

An investment in the Portfolio involves risks. The Portfolio's share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Fixed-Income Securities Risk – The primary risks arising from the fixed-income portion of the Portfolio are:

•  sensitivity to interest-rate movements, in particular with longer-maturity securities;

•  greater risks of default, less liquidity and greater price volatility with lower rated securities;

•  sensitivity of the value of the Portfolio to issuers' falling credit ratings or defaults;

•  prepayment of securities in a period of falling interest rates necessitating reinvestment in lower-yielding securities;

•  market illiquidity;

•  changes in laws or government regulations adversely affecting issuers or market values of securities; and

•  suspension of U.S. Government support to U.S. Government-sponsored agencies or instrumentalities.

Foreign Securities Risk – the Portfolio's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The Barclays U.S. Government/Credit Bond Index is an index designed to track performance of government and corporate bonds. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Annual Total Return For Class I-2 Shares as of December 31 (%)

Best Quarter: Q3 2009 12.45%	Worst Quarter: Q4 2008 -18.34%
The year-to-date total return of the Portfolio's Class I-2 Shares as of June 30, 2017 was 7.51%.
Average Annual Total Return as of December 31, 2016
Average Annual Returns - Class I-2 Prospectus - Alger Balanced Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Balanced Portfolio Class I-2	8.51%	8.09%	4.90%	7.45%	Sep. 05, 1989
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	7.08%	14.50%	8.33%	8.90%	Sep. 05, 1989
Barclays U.S. Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	3.05%	2.29%	4.40%	6.22%	Sep. 05, 1989